Segment Information (Tables)	3 Months Ended
Mar. 31, 2014
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Schedule Of Segment Reporting Information
Ended March 31, 2014

	Floaters	Jackups	Other	Operating Segments Total	Reconciling Items	Consolidated Total
Revenues	$690.2	$423.1	$16.6	$1,129.9	$—	$1,129.9
Operating expenses
Contract drilling (exclusive of depreciation)	326.1	215.2	11.3	552.6	—	552.6
Depreciation	96.4	40.9	—	137.3	1.9	139.2
General and administrative	—	—	—	—	38.1	38.1
Operating income (loss)	$267.7	$167.0	$5.3	$440.0	$(40.0)	$400.0
Property and equipment, net	$11,376.2	$2,986.1	$—	$14,362.3	$56.0	$14,418.3

Three Months Ended March 31, 2013

	Floaters	Jackups	Other	Operating Segments Total	Reconciling Items	Consolidated Total
Revenues	$625.3	$394.8	$20.2	$1,040.3	$—	$1,040.3
Operating expenses
Contract drilling (exclusive of depreciation)	270.6	193.5	15.7	479.8	—	479.8
Depreciation	87.7	38.6	—	126.3	1.6	127.9
General and administrative	—	—	—	—	37.8	37.8
Operating income (loss)	$267.0	$162.7	$4.5	$434.2	$(39.4)	$394.8
Property and equipment, net	$10,710.0	$2,413.3	$—	$13,123.3	$31.9	$13,155.2

Schedule Of Geographic Distribution Of Rigs By Segment
As of March 31, 2014, the geographic distribution of our drilling rigs by reportable segment was as follows:

	Floaters(1)	Jackups(1)(2)	Total(3)
North & South America (excluding Brazil)	9	12	21
Middle East & Africa	6	10	16
Asia & Pacific Rim	4	10	14
Europe & Mediterranean	1	10	11
Brazil	6	—	6
Asia & Pacific Rim (under construction)	3	3	6
Total	29	45	74

(1)	The table above includes the five floaters classified as "held for sale" as of June 30, 2014, and ENSCO 85 which was sold during the quarter ended June 30, 2014.

(2)
In April 2014, we entered into an agreement with Lamprell plc to construct two premium jackup rigs (ENSCO 140 and ENSCO 141), which are scheduled for delivery during mid-2016. ENSCO 140 and ENSCO 141 are not included in the table above.

(3)	We provide management services on two rigs owned by third-parties not included in the table above.